Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 431,280,671.00
Previously Paid Amount	0.00
Total Fee Amount	59,559.86
Total Offset Amount	0.00
Net Fee	$ 59,559.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A